Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross loans	$ 138,084	$ 140,982
Commercial Real Estate Construction
Gross loans	173	2,246
Commercial Real Estate Construction | Risk Grade 1 (Excellent) and Grade 2 (Good)
Gross loans
Commercial Real Estate Construction | Risk Grade 3 (Satisfactory)
Gross loans		615
Commercial Real Estate Construction | Risk Grade 4 (Acceptable)
Gross loans		1,458
Commercial Real Estate Construction | Risk Grade 5 (Other Assets Especially Mentioned)
Gross loans
Commercial Real Estate Construction | Risk Grade 6 (Substandard)
Gross loans	173	173
Commercial Real Estate Construction | Risk Grade 7 (Doubtful)
Gross loans
Commercial Real Estate Construction | Risk Grade 8 (Loss)
Gross loans
Commercial Real Estate Other
Gross loans	51,726	52,427
Commercial Real Estate Other | Risk Grade 1 (Excellent) and Grade 2 (Good)
Gross loans
Commercial Real Estate Other | Risk Grade 3 (Satisfactory)
Gross loans	16,187	13,895
Commercial Real Estate Other | Risk Grade 4 (Acceptable)
Gross loans	27,789	27,488
Commercial Real Estate Other | Risk Grade 5 (Other Assets Especially Mentioned)
Gross loans	4,835	2,712
Commercial Real Estate Other | Risk Grade 6 (Substandard)
Gross loans	2,915	8,332
Commercial Real Estate Other | Risk Grade 7 (Doubtful)
Gross loans
Commercial Real Estate Other | Risk Grade 8 (Loss)
Gross loans
Commercial Non Real Estate
Gross loans	12,451	8,102
Commercial Non Real Estate | Risk Grade 1 (Excellent) and Grade 2 (Good)
Gross loans
Commercial Non Real Estate | Risk Grade 3 (Satisfactory)
Gross loans	5,602	2,376
Commercial Non Real Estate | Risk Grade 4 (Acceptable)
Gross loans	6,699	5,489
Commercial Non Real Estate | Risk Grade 5 (Other Assets Especially Mentioned)
Gross loans	45	37
Commercial Non Real Estate | Risk Grade 6 (Substandard)
Gross loans	105	200
Commercial Non Real Estate | Risk Grade 7 (Doubtful)
Gross loans
Commercial Non Real Estate | Risk Grade 8 (Loss)
Gross loans